Patents - Costs and accumulated amortization of patents (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2015	Apr. 30, 2014
Accounting Policies [Abstract]
Patents	$ 5,725,908	$ 5,657,455
Less: Accumulated Amortization	3,679,547	3,338,039
Patents, Net	$ 2,046,361	$ 2,319,416	$ 1,835,267	$ 2,046,361
Weighted Average Life	7 years 9 months 18 days	8 years 7 months 6 days